Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Cash, demand deposits and checking accounts	$ 333,524	$ 178,938
Time deposits with less than three months maturity date	2,500	6,000
Cash and cash equivalents	$ 336,024	$ 184,938	$ 101,055	$ 106,437